Lines of Credit, Promissory Notes, and Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

7. Lines of Credit, Promissory Notes, and Notes Payable

Below is a summary of our short-term and long-term debt obligations.

Lines of Credit

On July 30, 2014, we entered into a credit agreement with Wells Fargo providing for a $5,000,000 revolving line of credit. On December 4, 2014, we entered into a second credit agreement with Wells Fargo Bank, providing for a $6,000,000 revolving line of credit. We refer to these two agreements as our credit agreements. Our obligation to repay advances under the credit agreements is evidenced by revolving line of credit notes, each with a fluctuating interest rate per annum of 1.75% above daily one month LIBOR, as in effect from time to time. The July 30, 2014 credit agreement matures on June 1, 2016, and all borrowings under this credit agreement are due and payable on that date. On August 12, 2015, we increased the line of credit under the December 4, 2014 credit agreement from $6,000,000 to $7,000,000 and extended the maturity date to October 1, 2016, and all borrowings under the December 2014 credit agreement are due and payable on that date. The obligations under the credit agreements are secured by all the assets of the Company and its subsidiaries. The credit agreements include ordinary and customary covenants related to, among other things, additional debt, further encumbrances, sales of assets, and investments and lending.
Borrowings under the credit agreements are also secured by guarantees provided by certain officers and directors of the Company, among others. On July 30, 2014, we issued to the guarantors of the July 2014 obligations warrants to purchase an aggregate of 800,000 shares of our common stock at $3.15 per share in consideration of their guaranteeing such indebtedness. The July 2014 warrants vested immediately and are exercisable any time prior to their expiration on October 30, 2019. In addition, on December 4, 2014, we issued to the guarantors of the December 2014 obligations warrants to purchase an aggregate of 960,000 shares of our common stock at $2.71 per share in consideration of their guaranteeing such indebtedness. The December 2014 warrants vested immediately and are exercisable any time prior to their expiration on December 4, 2019. In connection with the $1,000,000 increase in the line of credit under the December 2014 credit agreement, we issued warrants to the guarantors to purchase an additional 300,000 shares of our common stock at $1.70 per share, subject to certain adjustments under certain circumstances, in consideration of their guaranteeing such indebtedness. The warrants vested immediately and are exercisable at any time prior to their expiration on August 12, 2020.
As of June 30, 2015, we had outstanding borrowings of $5,000,000 under our July 2014 credit agreement and $4,500,000 under our December 2014 credit agreement. The amount outstanding under our July 2014 credit agreement was recorded as a current liability on our consolidated balance sheet as of June 30, 2015. Based on the extension of the December 2014 credit agreement to October 2016 subsequent to quarter end, the $4.5 million outstanding balance has been reclassified to long-term on our consolidated balance sheet. Substantially all of the borrowings under the credit agreements were used to finance acquisition activity, fund losses, and $200,000 was used to secure a bond required by a state license for the network business. The weighted-average interest rate on these borrowings was 1.94% as of June 30, 2015.

Promissory Notes and Notes Payable

The following is a summary of all Company debt as of June 30, 2015:

Revolving line of credit	$9,500
Promissory notes, related to acquisitions	747
Total debt	10,247
Less current maturities	5,576
Long-term debt	$4,671
Outstanding debt balances as of June 30, 2015 mature, adjusted for subsequent extension, as follows: 2015 (remaining 6 months) — $466,000; 2016 — $9,762,000; 2017 — $19,000.

6. Lines of Credit, Promissory Notes, and Notes Payable

Below is a summary of our short-term and long-term debt obligations.

Lines of Credit

On July 30, 2014, we entered into a credit agreement with Wells Fargo Bank, National Association, or Wells Fargo, providing for a $5,000,000 revolving line of credit. On December 4, 2014, we entered into a second credit agreement with Wells Fargo Bank, providing for a $6,000,000 revolving line of credit. We refer to these two agreements as our credit agreements. Our obligation to repay advances under the credit agreements are evidenced by the revolving line of credit notes, with a fluctuating interest rate per annum of 1.75% above daily one month LIBOR, as in effect from time to time. The credit agreements mature on June 1, 2016, and all borrowings under the credit agreements are due and payable on that date. The obligations under the credit agreements are secured by all the assets of the Company and its subsidiaries. The credit agreements include ordinary and customary covenants related to, among other things, additional debt, further encumbrances, sales of assets, and investments and lending.
Borrowings under the credit agreements are also secured by guarantees provided by certain officers and directors of the Company, among others. On July 30, 2014, we issued to the guarantors of the July 2014 obligations warrants to purchase an aggregate of 800,000 shares of our common stock at $3.15 per share in consideration of their guaranteeing such indebtedness. The July 2014 warrants vested immediately and are exercisable any time prior to their expiration on October 30, 2019. In addition, on December 4, 2014, we issued to the guarantors of the December 2014 obligations warrants to purchase an aggregate of 960,000 shares of our common stock at $2.71 per share in consideration of their guaranteeing such indebtedness. The December 2014 warrants vested immediately and are exercisable any time prior to their expiration on December 4, 2019. See Note 13 — Warrants.
As of December 31, 2014, we had outstanding borrowings of $4,716,000 under our July 2014 credit agreement, which were recorded as a long-term liability on our consolidated balance sheet as of December 31, 2014. Substantially all of the borrowings were used to finance acquisition activity. The weighted-average interest rate on these borrowings was 1.92%. As of December 31, 2014, we had no borrowings outstanding under the December 2014 credit agreement.

Promissory Notes and Notes Payable

In connection with our acquisition activities during the year ended December 31, 2014, our subsidiaries executed and delivered promissory notes to partially finance the transactions. The following is a summary of the promissory notes issued in connection with the acquisition activities during the year ended December 31, 2014:

	Issue Date	Fair Value Principal Amount(1)		Interest Rate per Annum	Maturity Date
CorrectMed	May 8, 2014	$465		5.0%	May 8, 2015
Bay Walk-In	August 29, 2014	30		5.0%	August 29, 2016
Bay Walk-In	August 29, 2014	205		5.0%	August 29, 2016
Bay Walk-In	August 29, 2014	289		none	February 28, 2017
Mid-South	September 12, 2014	170	*	5.0%	September 12, 2016
MedHelp	October 31, 2014	87	*	5.0%	October 31, 2015
Stat Medical Care	December 31, 2014	51	*	5.0%	December 31, 2015
Total		$1,297

(1)	Amounts include working capital and valuation adjustments
*	Promissory notes issued to seller physicians are related parties. See Note 16 — Related Party Transactions.
After making the valuation adjustments, interest is being accrued for accounting purposes at rates ranging from 2.5% to 3%. As payments are made, the principal portion and interest expense are recognized using the effective interest method.
The following is a summary of all debt as of December 31, 2014:

Revolving line of credit	$4,716
Promissory notes, related to acquisitions	1,263
Note payable	38
Total debt	6,017
Less current maturities	989
Long-term debt	$5,028
Outstanding debt balances as of December 31, 2014 mature as follows: 2015 — $989,000; 2016 — $4,986,000; 2017 — $28,000; 2018 — $8,000; and 2019 — $6,000.